Consolidated Statements of Profit and Loss - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Profit or loss [abstract]
Revenue	R 4,205,511	R 3,507,067	R 2,746,151
Cost of sales	(1,514,674)	(1,234,672)	(922,561)
Gross profit	2,690,837	2,272,395	1,823,590
Other income	11,831	9,828	1,841
Operating expenses	(1,660,166)	(1,400,308)	(1,126,306)
Sales and marketing	(500,903)	(431,140)	(333,259)
General and Administration	(837,606)	(704,603)	(555,327)
Research and development	(212,235)	(177,024)	(149,238)
Expected credit losses on financial assets	(109,422)	(87,541)	(88,482)
Operating profit	1,042,502	881,915	699,125
Initial public offering costs (“IPO”)			(10,288)
Finance income	39,418	23,255	6,083
Finance costs	(15,822)	(10,095)	(12,331)
Fair value changes to derivative assets	(388)	(971)	(506)
Profit before taxation	1,065,710	894,104	682,083
Taxation	(311,554)	(285,298)	(205,476)
Profit for the year	754,156	608,806	476,607
Profit attributable to:
Owners of the parent	738,191	597,153	449,953
Non-controlling interest	15,965	11,653	26,654
Total Profit	R 754,156	R 608,806	R 476,607
Earnings per share
Basic earnings per share (ZAR) (in Rand per share)	R 23.85	R 19.29	R 15.24